BLACKROCK FUNDSSM
BlackRock Global Opportunities Portfolio (“Global Opportunities”)
BlackRock International Opportunities Portfolio (“International Opportunities”)
(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 5, 2015 to the Funds’
Prospectus dated January 28, 2015

Effective immediately, the following changes are made to the Funds’ Prospectus:

In the “Fund Overview” section for Global Opportunities, the sub-section entitled “Key Facts About BlackRock Global Opportunities Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Thomas Callan, CFA	2006	Managing Director of BlackRock, Inc.
Ian Jamieson, CFA	2011	Managing Director of BlackRock, Inc.
Simon McGeough	2015	Director of BlackRock, Inc.

In the “Fund Overview” section for International Opportunities, the sub-section entitled “Key Facts About BlackRock International Opportunities Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Thomas Callan, CFA	1999	Managing Director of BlackRock, Inc.
Ian Jamieson, CFA	2011	Managing Director of BlackRock, Inc.
Simon McGeough	2015	Director of BlackRock, Inc.

The section in the Prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of Global Opportunities” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF GLOBAL OPPORTUNITIES

Global Opportunities is managed by a team of financial professionals. Thomas Callan, CFA, Ian Jamieson, CFA, and Simon McGeough are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section in the Prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of International Opportunities” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF INTERNATIONAL OPPORTUNITIES

International Opportunities is managed by a team of financial professionals. Thomas Callan, CFA, Ian Jamieson, CFA, and Simon McGeough are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The tables in the section in the prospectus captioned “Management of the Funds — Portfolio Manager Information” for the Funds are deleted in their entirety and replaced with the following:

Global Opportunities

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Thomas Callan, CFA	Jointly and primarily responsible for	2006	Managing Director of BlackRock, Inc. since
	the day-to-day management of the		1998; Head of BlackRock’s Global
	Fund’s portfolio, including setting		Opportunities equity team.
the Fund’s overall investment
strategy and overseeing the
management of the Fund.
Ian Jamieson, CFA	Jointly and primarily responsible for	2011	Managing Director of BlackRock, Inc. since
	the day-to-day management of the		2012; Director of BlackRock, Inc. from 2007
	Fund’s portfolio, including setting		to 2011; Vice President of BlackRock, Inc.
	the Fund’s overall investment		from 2004 to 2006.
strategy and overseeing the
management of the Fund.
Simon McGeough	Jointly and primarily responsible for	2015	Director of BlackRock, Inc. since 2011;
	the day-to-day management of the		Member of BlackRock’s European equity team
	Fund’s portfolio, including setting		from 2007 to 2010.
the Fund’s overall investment
strategy and overseeing the
management of the Fund.

International Opportunities

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Thomas Callan, CFA	Jointly and primarily responsible for	1999	Managing Director of BlackRock, Inc. since
	the day-to-day management of the		1998; Head of BlackRock’s Global
	Fund’s portfolio, including setting		Opportunities equity team.
the Fund’s overall investment
strategy and overseeing the
management of the Fund.
Ian Jamieson, CFA	Jointly and primarily responsible for	2011	Managing Director of BlackRock, Inc. since
	the day-to-day management of the		2012; Director of BlackRock, Inc. from 2007
	Fund’s portfolio, including setting		to 2011; Vice President of BlackRock, Inc.
	the Fund’s overall investment		from 2004 to 2006.
strategy and overseeing the
management of the Fund.
Simon McGeough	Jointly and primarily responsible for	2015	Director of BlackRock, Inc. since 2011;
	the day-to-day management of the		Member of BlackRock’s European equity team
	Fund’s portfolio, including setting		from 2007 to 2010.
the Fund’s overall investment
strategy and overseeing the
management of the Fund.

Shareholders should retain this Supplement for future reference.

PRO-OPP-0215SUP